Segment reporting - Summary of Selected Financial Information by Segment (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenues	€ 927,690	€ 960,122
Profit before taxes	68,018	48,550
Financial income	(21,207)	(12,106)
Financial expenses	25,408	29,267
Foreign exchange gains	(10,214)	7,684
Result from investments accounted for using the equity method	(659)	(314)
Operating profit	61,346	73,081
Net impairment of leased and owned stores	6,101	4,979
Severance indemnities and provision for severance expenses	903	1,436
Legal costs for trademark disputes	320	1,388
Transaction costs related to acquisitions		26
Depreciation and amortization	(122,321)	(108,548)
Property, plant and equipment
Disclosure of operating segments [line items]
Net impairment of leased and owned stores	2,016	1,943
Right-of-use assets
Disclosure of operating segments [line items]
Net impairment of leased and owned stores	4,046	3,036
Intangible assets
Disclosure of operating segments [line items]
Net impairment of leased and owned stores	39
From Third Parties
Disclosure of operating segments [line items]
Revenues	927,690	960,122
Adjusted EBIT	68,670	80,910
Depreciation and amortization	(122,321)	(108,548)
Operating segments | Zegna
Disclosure of operating segments [line items]
Revenues	660,319	660,538
Net impairment of leased and owned stores	1,652	30
Severance indemnities and provision for severance expenses	677	483
Legal costs for trademark disputes	0	0
Transaction costs related to acquisitions		0
Adjusted EBIT	94,390	84,695
Depreciation and amortization	(85,469)	(76,127)
Operating segments | Thom Browne
Disclosure of operating segments [line items]
Revenues	129,462	166,935
Net impairment of leased and owned stores	203	2,952
Severance indemnities and provision for severance expenses	0	0
Legal costs for trademark disputes	320	1,388
Transaction costs related to acquisitions		0
Adjusted EBIT	4,482	20,186
Depreciation and amortization	(15,144)	(13,008)
Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Revenues	152,715	148,493
Net impairment of leased and owned stores	4,246	1,997
Severance indemnities and provision for severance expenses	226	226
Legal costs for trademark disputes	0	0
Transaction costs related to acquisitions		0
Adjusted EBIT	(19,430)	(11,913)
Depreciation and amortization	(21,666)	(19,382)
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0
Net impairment of leased and owned stores	0	0
Severance indemnities and provision for severance expenses	0	727
Legal costs for trademark disputes	0	0
Transaction costs related to acquisitions		26
Adjusted EBIT	(10,673)	(11,965)
Depreciation and amortization	(42)	(31)
Operating segments | From Third Parties | Zegna
Disclosure of operating segments [line items]
Revenues	645,821	644,908
Operating segments | From Third Parties | Thom Browne
Disclosure of operating segments [line items]
Revenues	129,154	166,721
Operating segments | From Third Parties | Tom Ford Fashion
Disclosure of operating segments [line items]
Revenues	152,715	148,493
Operating segments | From Third Parties | Corporate
Disclosure of operating segments [line items]
Revenues	0	0
Operating segments | Inter Segment Revenue | Zegna
Disclosure of operating segments [line items]
Revenues	14,498	15,630
Operating segments | Inter Segment Revenue | Thom Browne
Disclosure of operating segments [line items]
Revenues	308	214
Operating segments | Inter Segment Revenue | Tom Ford Fashion
Disclosure of operating segments [line items]
Revenues	0	0
Operating segments | Inter Segment Revenue | Corporate
Disclosure of operating segments [line items]
Revenues	0	0
Intercompany eliminations
Disclosure of operating segments [line items]
Revenues	(14,806)	(15,844)
Net impairment of leased and owned stores	0	0
Severance indemnities and provision for severance expenses	0	0
Legal costs for trademark disputes	0	0
Transaction costs related to acquisitions		0
Adjusted EBIT	(99)	(93)
Depreciation and amortization	0	0
Intercompany eliminations | Inter Segment Revenue
Disclosure of operating segments [line items]
Revenues	€ (14,806)	€ (15,844)